DERIVATIVES AND HEDGING ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Free-standing Derivative
Net losses recorded as a component of non-operating expenses	$ (100)	$ (9,100)	$ (800)	$ (4,300)
Free-standing put rights
Free-standing Derivative
Number of scenarios in which options are exercisable			3
Period for exercise of options under scenario one, if a government investment or a non-competitor change of control occurs			12 months
Period for exercise of options under scenario two, if a competitor change of control occurs			54 months
Period for exercise of options under scenario three, if a bankruptcy event occurs			2 years
Notional Amount			978,883	870,402
Fair value of derivative asset				800
Net losses recorded as a component of non-operating expenses		$ (9,100)	$ (800)	$ (4,300)